Significant accounting policies (Details Narrative) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2017	Oct. 31, 2015
Number of investment shares acquired	40,278,894	40,278,894	50,503,124	7,911,845	37,276,580
Sales and distribution expenses	S/ 13,149	S/ 14,066	S/ 12,240
IFRS 15 Revenue from Contracts with Customers [Member] | Loyalty Programme [Member]
Sales and distribution expenses	1,991
IFRS 15 Revenue from Contracts with Customers [Member] | Loyalty Programme [Member] | Trade Agreements [Member]
Sales and distribution expenses	2,898
IFRS 15 Revenue from Contracts with Customers [Member] | Other adjusments [Member]
Provision for doubtful accounts	S/ 1,190